Schedule of investments
Macquarie VIP Growth Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.76%♦
Communication Services — 8.58%
Alphabet Class A	267,328	$ 44,336,349
Alphabet Class C	28,394	4,747,193
Electronic Arts	92,244	13,231,479
		62,315,021
Consumer Discretionary — 11.27%
Amazon.com †	257,221	47,927,989
Booking Holdings	2,252	9,485,694
Ferrari	22,603	10,625,896
Home Depot	6,038	2,446,598
LVMH Moet Hennessy Louis Vuitton ADR	74,259	11,406,925
		81,893,102
Consumer Staples — 2.49%
Coca-Cola	251,613	18,080,910
		18,080,910
Financials — 11.37%
Intercontinental Exchange	142,400	22,875,136
MSCI	19,411	11,315,254
S&P Global	20,283	10,478,604
Visa Class A	138,093	37,968,670
		82,637,664
Healthcare — 11.50%
Cooper †	105,266	11,615,051
Danaher	73,054	20,310,473
Intuitive Surgical †	27,211	13,367,948
UnitedHealth Group	51,771	30,269,468
Veeva Systems Class A †	38,143	8,005,071
		83,568,011
Industrials — 8.13%
Broadridge Financial Solutions	57,373	12,336,916
Equifax	48,483	14,247,215
JB Hunt Transport Services	32,474	5,596,245
TransUnion	25,716	2,692,465
Verisk Analytics	22,549	6,042,230
Waste Connections	101,687	18,183,669
		59,098,740
Information Technology — 43.18%
Apple	221,306	51,564,298
Autodesk †	28,346	7,808,756
Intuit	29,190	18,126,990
Microsoft	220,176	94,741,733
Motorola Solutions	48,436	21,778,279
NVIDIA	597,245	72,529,433
Salesforce	66,112	18,095,515
Synopsys †	6,759	3,422,690
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	56,595	$ 9,828,853
VeriSign †	83,581	15,877,047
		313,773,594
Real Estate — 3.24%
CoStar Group †	205,973	15,538,603
Equinix	8,964	7,956,716
		23,495,319
Total Common Stocks (cost $398,363,760)		724,862,361

Short-Term Investments — 0.36%
Money Market Mutual Funds — 0.36%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	661,643	661,643
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	661,643	661,643
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	661,644	661,644
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	661,644	661,644
Total Short-Term Investments (cost $2,646,574)		2,646,574

Total Value of Securities—100.12% (cost $401,010,334)		727,508,935
Liabilities Net of Receivables and Other Assets—(0.12%)		(886,930)
Net Assets Applicable to 70,028,406 Shares Outstanding—100.00%		$726,622,005
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- FL3 [0924] 1124 (4017339)    1